Deferred tax	6 Months Ended
Dec. 31, 2021
Deferred tax
Deferred tax

18         Deferred tax

Deferred tax assets and liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset) for financial reporting purposes:

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
US deferred tax assets (1)	—	—	(61,786)
UK deferred tax liabilities	30,422	35,546	30,851
Net deferred tax liability/(asset)	30,422	35,546	(30,935)

The movements in the net deferred tax liability/(asset) are as follows:

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
At the beginning of the period	35,546	(27,025)	(27,025)
(Credited)/expensed to the statement of profit or loss (note 11)	(5,415)	64,019	(2,046)
Expensed/(credited) to other comprehensive income (note 11)	291	(1,448)	(1,864)
At the end of the period	30,422	35,546	(30,935)
(1)	During the three months ended 30 June 2021, the deferred tax assets were written down to the extent that they will not shelter profits arising from the unwind of the deferred tax liability. This is due to a change in the substantively enacted UK Corporation tax rate from 19% to 25%, effective April 2023. The current US federal corporate income tax rate is 21%. As a result of this change the US deferred tax asset is no longer forecast to give rise to a future economic benefit. It is expected that any future US tax payable will be sheltered by future foreign tax credits arising from UK tax payable. Future increases in the US federal corporate income tax rate could result in a reversal of the US deferred tax asset write down.

18         Deferred tax (continued)

Significant estimates – recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management use “base case” approved forecasts which incorporate a number of assumptions, including a prudent level of future uncontracted revenue in the forecast period. In arriving at a judgment in relation to the recognition of deferred tax assets, management considers the regulations applicable to tax, advice on their interpretation and potential future business planning. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.